Equity (Details 5) $ / shares in Units, Pure in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) year $ / shares	Dec. 31, 2020 USD ($) year $ / shares	Dec. 31, 2019 USD ($) year $ / shares
Statement of changes in equity [abstract]
(Increase)/decrease of treasury share repurchase obligation under a share buyback trading plan	$ (1,040)	$ (1,769)	$ 284
Transaction costs recorded in equity	12		(253)
Maximal amount of share buyback programm	$ 15,000	$ 2,500	$ 5,000
Written call options held by market maker	3.0	1.0	13.0
Written call options, contractual live | year	10
Written call options, contractual live, remaining | year	2	3	4
Written call options, weighted average exercise price | $ / shares	$ 61.45	$ 60.09	$ 63.90
Number of options repurchased		(3.7)